Stockholders' Deficit (Details 4) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Loss on settlement of accounts payable and accrued expenses					$ (2,123,129)	$ (433,400)
Loss on settlement of debt (Note 5)					1,739,329	0
Total loss on settlement	$ 1,510,613	$ 0	$ 4,452,439	$ 2,542,073	$ 3,862,458	$ 433,400